STATEMENT OF INVESTMENTS
BNY Mellon International Fund

May 31, 2022 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 95.8%
Australia - 7.3%
AGL Energy	837,218	[a]	5,257,761
Aristocrat Leisure	50,817		1,228,315
ASX	211,095		12,229,062
Brambles	671,060		5,221,875
Fortescue Metals Group	140,798		2,019,299
Macquarie Group	51,206		6,809,964
Telstra	1,318,788		3,665,807
			36,432,083
Austria - 1.2%
OMV	97,601	[b]	5,700,811
Belgium - 1.7%
Ageas	163,457		8,239,067
Denmark - .6%
AP Moller - Maersk, Cl. B	953		2,771,955
France - 14.5%
BNP Paribas	321,483		18,387,601
Cie Generale des Etablissements Michelin	65,623		8,561,409
Euroapi	5,858	[b]	85,151
Klepierre	176,672		4,034,248
LVMH	31,643		20,349,471
Sanofi	146,011		15,592,235
Teleperformance	15,910		5,281,172
			72,291,287
Germany - 6.3%
Allianz	20,826		4,362,114
Daimler Truck Holding	75,683	[b]	2,358,866
Deutsche Post	266,561		11,022,116
Evonik Industries	273,904		7,330,328
HeidelbergCement	28,203		1,637,817
Mercedes-Benz Group	63,882		4,541,197
			31,252,438
Hong Kong - .9%
Sun Hung Kai Properties	376,500		4,586,728
Italy - 5.2%
Enel	2,666,561		17,321,490
Eni	563,358		8,533,939
			25,855,429
Japan - 20.4%
Advantest	112,700		7,735,489

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 95.8% (continued)
Japan - 20.4% (continued)
Casio Computer	332,400	[a]	3,033,854
FUJIFILM Holdings	46,500		2,555,945
Fujitsu	27,100		4,058,172
ITOCHU	262,300		7,505,090
Mitsubishi Electric	318,100		3,487,211
Mizuho Financial Group	154,000		1,819,061
Nintendo	12,900		5,741,731
Nippon Telegraph & Telephone	411,300		12,501,965
Recruit Holdings	148,400		5,423,917
Renesas Electronics	572,600	[b]	6,722,143
Shionogi & Co.	140,000		7,461,835
Sony Group	104,900		9,869,318
Sumitomo Mitsui Financial Group	400,800		12,262,701
Tokyo Electron	10,400		4,762,692
Trend Micro	106,900		6,264,432
			101,205,556
Netherlands - 6.5%
ASML Holding	27,161		15,662,411
ING Groep	174,323		1,972,482
Koninklijke Ahold Delhaize	532,501		14,702,562
			32,337,455
Norway - .6%
Yara International	61,866		3,202,050
Singapore - 1.3%
Singapore Exchange	260,800		1,811,826
United Overseas Bank	208,000		4,467,992
			6,279,818
Spain - .8%
ACS Actividades de Construccion y Servicios	131,729	[a,b]	3,739,030
Sweden - .6%
Swedish Match	309,784		3,203,976
Switzerland - 8.2%
Kuehne + Nagel International	28,311		7,475,513
Novartis	66,634		6,049,271
Roche Holding	62,887		21,407,502
Sonova Holding	11,764		4,178,083
STMicroelectronics	45,279		1,811,860
			40,922,229
United Kingdom - 19.7%
Ashtead Group	181,410		9,506,375
BAE Systems	528,174		5,031,901
BP	469,514		2,544,887
Bunzl	57,953		2,022,038

Description		Shares		Value ($)
Common Stocks - 95.8% (continued)
United Kingdom - 19.7% (continued)
Burberry Group		374,026		8,085,912
Centrica		2,720,797	[b]	2,717,697
Diageo		157,039		7,292,456
Ferguson		64,085		7,704,629
GlaxoSmithKline		406,110		8,871,137
Imperial Brands		204,668		4,622,684
Legal & General Group		996,866		3,267,590
Melrose Industries		1,185,345		2,027,355
Rio Tinto		97,559		7,074,641
Shell		75,109		2,224,505
Tate & Lyle		204,959		1,923,231
Unilever		40,148		1,936,598
Vodafone Group		6,356,274	[a]	10,468,209
WPP		934,016		10,839,683
				98,161,528
Total Common Stocks (cost $486,004,506)				476,181,440

Exchange-Traded Funds - 1.4%
United States - 1.4%
iShares MSCI EAFE ETF (cost $6,757,973)		98,591	[a]	6,902,356
	Preferred Dividend Yield (%)
Preferred Stocks - 1.1%
Germany - 1.1%
Volkswagen (cost $9,330,833)	5.32	34,167		5,677,007
	1-Day Yield (%)
Investment Companies - .3%
Registered Investment Companies - .3%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $1,412,888)	0.80	1,412,888	[c]	1,412,888

Investment of Cash Collateral for Securities Loaned - 5.5%
Registered Investment Companies - 5.5%
Dreyfus Institutional Preferred Government Plus Money Market Fund, SL Shares (cost $27,397,065)	0.80	27,397,065	[c]	27,397,065
Total Investments (cost $530,903,265)		104.1%		517,570,756
Liabilities, Less Cash and Receivables		(4.1%)		(20,299,690)

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Net Assets	100.0%	497,271,066

ETF—Exchange-Traded Fund

a Security, or portion thereof, on loan. At May 31, 2022, the value of the fund’s securities on loan was $25,455,155 and the value of the collateral was $27,397,065. In addition, the value of collateral may include pending sales that are also on loan.

b Non-income producing security.

c Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon International Fund

May 31, 2022 (Unaudited)

The following is a summary of the inputs used as of May 31, 2022 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs		Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	-	476,181,440	††	-	476,181,440
Equity Securities - Preferred Stocks	-	5,677,007	††	-	5,677,007
Exchange-Traded Funds	6,902,356	-		-	6,902,356
Investment Companies	28,809,953	-		-	28,809,953

† See Statement of Investments for additional detailed categorizations, if any.

†† Securities classified within Level 2 at period end as the values were determined pursuant to the fund’s fair valuation procedures.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board Members (the “Board”). Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At May 31, 2022, accumulated net unrealized depreciation on investments was $13,332,509, consisting of $34,850,202 gross unrealized appreciation and $48,182,711 gross unrealized depreciation.

At May 31, 2022, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.